Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Columbia Short Term Bond Fund -Class A
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class A
Trading Symbol	NSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	6.23	3.76	1.96
Class A (including sales charges)	5.14	3.56	1.86
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the t abl
es unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating
is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody'
s Ratin
gs, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating
is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody'
s Ratin
gs, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value) of Class A shares was imposed on certain investments of $500,000 or more redeemed with in
12 months after purchase, with certain limited exceptions.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Short Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class C
Trading Symbol	NSTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 128	1.23%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	5.65	3.19	1.38
Class C (including sales charges)	4.65	3.19	1.38
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tab le
s unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agenci es,
the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject
to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agenci es,
the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject
to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

Columbia Short Term Bond Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional Class
Trading Symbol	NSTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	6.49	4.02	2.23
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating age
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

Columbia Short Term Bond Fund Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 2 Class
Trading Symbol	CCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	6.45	4.08	2.30
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

Columbia Short Term Bond Fund Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Institutional 3 Class
Trading Symbol	CSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	6.48	4.12	2.35
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (a)	4.88	(0.40)	1.46
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fu
n
d Statistics
Fund net assets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating a ge
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating a ge
ncy are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

Columbia Short Term Bond Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Short Term Bond Fund
Class Name	Class S
Trading Symbol	NSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of October 2, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature.
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 22 (a)	0.44% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.44%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s outperformance of the benchmark during the annual period. High-yield corporates also contributed to the Fund’s outperformance as an out-of-benchmark allocation.
Security selection
| Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors more than offset the detracting effect of being slightly underweight within the sector.
Top Performance Detractors
Allocations
| The Fund was underweight within the investment-grade corporate bond sector, which detracted modestly from its relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.
Duration and curve positioning
| The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve began easing monetary policy during the period causing the inverted yield curve to reverse. However, the easing was halted, and the federal funds target rate has remained unchanged in 2025 due to sticky inflation and economic uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	6.48	4.02	2.23
Bloomberg 1-3 Year Government/Credit Index	5.61	1.56	1.73
Bloomberg U.S. Aggregate Bond Index (b)	4.88	(0.40)	1.46
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index, as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,452,800,365
Holdings Count | Holding	626
Advisory Fees Paid, Amount	$ 4,879,802
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net as sets	$ 1,452,800,365
Total number of portfolio holdings	626
Management services fees (represents 0.42% of Fund average net assets)	$ 4,879,802
Portfolio turnover for the reporting period	66%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
VCAT LLC 09/25/2054 5.977%	1.4%
Progress Residential Trust 04/17/2042 3.305%	1.3%
Affirm Master Trust 02/15/2033 4.990%	1.1%
JPMorgan Chase & Co. 07/22/2030 4.995%	1.0%
Progress Residential Trust 07/20/2039 4.451%	1.0%
Bain Capital Credit CLO 10/17/2032 5.220%	1.0%
Wells Fargo Commercial Mortgage Trust 12/15/2034 5.242%	1.0%
Bank of America Corp. 01/24/2031 5.162%	1.0%
U.S. Treasury 08/31/2025 0.250%	1.0%
Angel Oak Mortgage Trust 08/25/2069 5.700%	1.0%

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized